Share premium (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Jul. 03, 2017	Dec. 31, 2016
Share Premium Abstract
Share premium	€ 50,993	€ 51,053	€ 51,053	€ 6,343	€ 44,912
Decrease in share premium related to Santander Dividendo Eleccion Scrip dividend scheme	50		48		74
Transfer of share premium to Legal reserve	€ 10		€ 154		€ 15